Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Stock appreciation rights	¥ (258)	¥ 343	¥ (179)
Financial liabilities at fair value through profit or loss	(380)	188	(275)
Derivative financial instruments	832	(1,877)
Total	19,251	(18,278)	6,183
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	778	2,006	(1,542)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	¥ 18,279	¥ (18,938)	¥ 8,179